UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares/Par	Value
COMMON STOCKS - 35.9%
Agriculture - 4.4%
Philip Morris International (a)	1,076	$94,591
Reynolds American (a)	5,736	264,716
		359,307
Banks - 3.8%
Bank Of America	5,425	91,303
Goldman Sachs Group (a)	746	134,451
Sberbank of Russia - ADR	13,991	81,008
		306,762
Distribution/Wholesale - 1.5%
Fastenal (a)	3,003	122,582

Insurance - 7.3%
Allied World Assurance Company Holdings (a)	3,758	139,760
American International Group (a)	2,436	150,959
Assurant	1,074	86,500
Axis Capital Holdings	1,602	90,065
Everest Re Group	703	128,712
		595,996
Pipelines - 0.6%
Kinder Morgan (a)	3,559	53,101

Real Estate - 1.0%
Hispania Activos Inmobiliarios *	6,021	85,627

REITS - 3.3%
Green	50,823	87,957
Hibernia	59,777	91,412
Merlin Properties Socimi	7,131	89,332
		268,701
Retail - 9.0%
AutoZone * (a)	236	175,091
Chipotle Mexican Grill *	155	74,377
Dollar General	1,322	95,012
Nordstrom (a)	1,167	58,128
Ross Stores (a)	5,104	274,646
Wal-Mart Stores	945	57,929
		735,183
Transportation - 5.0%
CSX (a)	3,007	78,032
Expeditors International of Washington (a)	2,694	121,499
Norfolk Southern	1,006	85,098
Union Pacific	1,566	122,461
		407,090

Total Common Stocks
(Cost $2,475,009)		2,934,349

	Par
CORPORATE BONDS - 31.8%
Commercial Services - 1.2%
Moody's
5.500%, 09/01/2020 (a)	$90,000	$99,276

Financial Services - 4.8%
Jefferies Group
6.875%, 04/15/2021	85,000	95,300
Leucadia National
5.500%, 10/18/2023 (a)	300,000	293,312
		388,612
Homebuilders - 10.2%
Lenar
4.750%, 11/15/2022	200,000	199,300
4.875%, 12/15/2023	100,000	100,000
MDC Holdings
5.625%, 02/01/2020 (a)	220,000	226,600
Ryland Group
6.625%, 05/01/2020 (a)	55,000	60,225
Toll Brothers Finance
8.910%, 10/15/2017	100,000	112,000
5.875%, 02/15/2022 (a)	125,000	131,875
		830,000
Insurance - 4.2%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	60,058
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	270,000	286,198
		346,256
Oil & Gas - 2.3%
Noble Holdings International
4.900%, 08/01/2020
	250,000	190,203
Pipelines - 1.1%
Kinder Morgan Energy Partners
3.500%, 03/01/2021
	100,000	89,591
Retail - 8.0%
Yum! Brands
3.875%, 11/01/2020	275,000	270,403
3.750%, 11/01/2021	125,000	115,143
3.875%, 11/01/2023	300,000	266,133
		651,679

Total Corporate Bonds
(Cost $2,623,167)		2,595,617

MUNICIPAL BONDS - 1.5%	Shares/Par
New York State Dormitory
7.375%, 07/01/2016	$25,000	$25,857
7.375%, 07/01/2016 - NATL, IBC Insured	95,000	98,258
Total Municipal Bonds
(Cost $123,991)		124,115

U.S. TREASURY SECURITY - 0.5%
U.S. Treasury Note
2.000%, 08/15/2025 (a)	40,000	39,006
(Cost $39,017)

EXCHANGE TRADED FUNDS - 25.5%
Global X FTSE Greece 20 Fund	12,729	101,323
Global X FTSE Portugal 20 Fund	29,171	294,919
iShares MSCI Austria Capped Fund	15,556	243,451
iShares MSCI Brazil Capped Fund	8,146	168,459
iShares MSCI Brazil Small-Cap Fund	12,907	88,800
iShares MSCI Denmark Capped Fund	33	1,843
iShares MSCI Ireland Capped Fund	5,944	247,033
iShares MSCI Italy Capped Fund	17,557	241,233
iShares MSCI Poland Capped Fund	13,238	239,277
iShares MSCI Singapore Fund	20,501	210,750
Market Vectors Russia Fund	11,334	166,043
Market Vectors Russia Small-Cap Fund	4,298	82,092
Total Exchange Traded Funds
(Cost $2,480,124)		2,085,223

SHORT-TERM INVESTMENT- 11.6%
Fidelity Institutional Government Portfolio - Class I, 0.15% ^
(Cost $947,569)	947,569	947,569

Total Investments - 106.8%
(Cost $8,688,877)		8,725,879
Other Assets and Liabilities, Net - (6.8)%		(559,176)
Total Net Assets - 100.0%		$8,166,703

* Non-income producing security.
(a) All or a portion of this security is designated as collateral for securities sold short. As of December 31, 2015, the value of collateral was $2,763,470.

(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of December 31, 2015, the value of this investment was $286,198 or 3.5% of total net assets.

^ The rate shown is the annualized seven day effective yield as of December 31, 2015.
ADR - American Depositary Receipt
IBC - Insured Bond Certficate
NATL - National Public Finance Guarantee Corporation
REIT - Real Estate Investment Trust

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%
Oil & Gas - 0.2%
Synergy Resources *	1,892	$16,120

Pipelines - 0.5%
Columbia Pipeline Group	2,061	41,220

Total Common Stocks
(Proceeds $56,570)		57,340
EXCHANGE TRADED FUNDS - 5.1%
Guggenheim S&P 500 Equal Weight Fund	3,723	285,331
ProShares UltraShort 20+ Year Treasury Fund *	2,914	128,420
Total Exchange Traded Funds
(Proceeds $409,648)		413,751
Total Securities Sold Short
(Proceeds $466,218)		$471,091

* Non-income producing security

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,580,021	$354,328	$–	$2,934,349
Corporate Bonds	–	2,595,617	–	2,595,617
Municipal Bonds	–	124,115	–	124,115
U.S. Treasury Security	–	39,006	–	39,006
Exchange Traded Funds	2,085,223	-	–	2,085,223
Short-Term Investment	947,569	-	–	947,569
Total Investments	$5,612,813	$3,113,066	$–	$8,725,879

Securities Sold Short
Common Stocks	$57,340	$–	$–	$57,340
Exchange Traded Funds	413,751	–	–	413,751
Total Securities Sold Short	$471,091	$–	$–	$471,091

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$8,688,877

Gross unrealized appreciation	653,359
Gross unrealized depreciation	(616,357)
Net unrealized appreciation	$37,002

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
 James R. Arnold, President

Date  February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  February 19, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  February 19, 2016